Contract liabilities (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract liabilities
Advance receipt for treatment packages	¥ 5,542,000	¥ 5,996,000	¥ 5,091,000